Equity Awards and Warrants - Equity Incentive Plan (Details) shares in Millions, $ in Millions			3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2023 shares	Aug. 31, 2022 shares	Feb. 28, 2023 USD ($)	Feb. 28, 2022 USD ($)	Feb. 28, 2023 USD ($) plan	Feb. 28, 2022 USD ($)	May 31, 2022 plan shares	May 23, 2022 shares	Feb. 21, 2022 shares	May 31, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of active plans | plan					1		1
Number of inactive plans | plan					1		1
General and Administrative Expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation | $			$ 0.4	$ (0.4)	$ 3.5	$ 4.2
2012 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance	34.3
Increase in number of shares authorized		350.0					350.0
Shares reallocated to be used for general purposes	22.0							7.0	15.0
Percentage of share outstanding	1.00%						1.00%
Shares available for future stock-based grants	3.9						3.9			56.3
2012 Equity Incentive Plan | Management, Employees And Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future stock-based grants		22.0					22.0